BALANCE SHEETS (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash	$ 4,589	$ 122	$ 1,161
Total current assets	4,589	122	1,161
Total assets	4,589	122	1,161
Current liabilities:
Accrued expense	2,377,513	2,217,335	2,126,288
Accounts payable	180,882	226,764	266,347
Accounts payable – related party	32,208	0	0
Promissory notes, currently in default	40,676	42,071	167,995
Promissory notes – related party	13,559	14,024	0
Promissory notes – related party, currently in default	76,716	79,347	85,288
Convertible debt (net of discount of $2,806, $3,526 and $0, as of March 31, 2014, December 31, 2013 and 2012, respectively)	311,990	265,051	21,324
Total liabilities	3,033,544	2,844,592	2,667,242
Stockholders’ equity (deficit):
Preferred stock; $0.001 par value; authorized – 15,000,000 shares; issued – none	0	0	0
Common stock; $0.001 par value; authorized – 300,000,000 shares; issued and outstanding – 245,968,911, 241,968,911 and 117,679,872 shares at March 31, 2014, December 31, 2013 and 2012, respectively	245,969	241,969	117,680
Additional paid-in capital	7,567,388	7,499,523	4,898,979
Accumulated other comprehensive income	510,838	234,040	129,320
Accumulated deficit	(11,353,150)	(10,820,002)	(7,812,060)
Total stockholders’ equity (deficit)	(3,028,955)	(2,844,470)	(2,666,081)
Total liabilities and stockholders’ equity (deficit)	$ 4,589	$ 122	$ 1,161